Related party transactions (Details 1) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Key management personnel compensation [line items]
Consulting fees	$ 118,398	$ 72,000	$ 236,796	$ 132,000
Salary	154,667	88,000	298,667	176,000
Directors fees	77,928	45,601	160,478	45,601
Stock-based compensation	308,626	510,566	1,956,146	632,128
Key management personnel compensation	$ 659,619	$ 716,167	$ 2,652,087	$ 985,729